GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
GOODWILL [Abstract]
Number of reporting units	4
Impairment of goodwill			$ 20,611